Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade accounts receivable

	Note
		2024	2023
Customers
Domestic market
Third parties		1,802	1,273
Related parties	8	103	14
		1,905	1,287
Foreign market
Third parties		1,727	1,808
Related parties		-	-
		1,727	1,808

Expected credit losses	(i)	(70)	(185)

Total		3,562	2,910

(i)	The Company recognizes provision for credit losses (“ECL”) for trade accounts receivable based on the criteria and assumptions presented below, by applying a matrix of ECL measurement, using information that reflect current and future conditions, to the extent such data are available.

Schedule of trade accounts receivable by maturity

			2024			2023
	Trade accounts receivable	Expected credit losses	Total	Trade accounts receivable	Expected credit losses	Total

Accounts receivables not past due	2,962	(25)	2,937	2,355	(128)	2,227
Past due securities:
Up to 90 days	582	(1)	581	609	(4)	605
91 to 180 days	46	(2)	44	85	(7)	78
More than 180 days	42	(42)	-	46	(46)	-

Total	3,632	(70)	3,562	3,095	(185)	2,910

Schedule of changes in allowance for doubtful accounts

	2024	2023	2022

Balance of provision at the beginning of the year	(185)	(112)	(132)
Provision	(104)	(195)	(87)
Reversal	202	112	71
Write-offs	-	14	36
Additions by business combination	-	(4)	-
Write-off due to the disposal of subsidiaries	17		-
Balance of provision at the end of the year	(70)	(185)	(112)